INVENTORIES, NET	6 Months Ended
Mar. 31, 2022
Inventory Disclosure [Abstract]
INVENTORIES, NET

NOTE 5 – INVENTORIES, NET

Inventories, net, consist of the following:

	March 31, 2022	September 30, 2021
	(Unaudited)
Raw materials	$1,293,276	$555,321
Finished goods	1,000,749	1,189,131
Inventory valuation allowance	(150,640)	(147,960)
Total inventory, net	$2,143,385	$1,596,492